FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured Using Unobservable Inputs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance at January 1,	¥ 150,922	¥ 104,134
Balance at December 31,	¥ 238,464	150,922	¥ 104,134
Convertible Senior Notes
Balance at January 1,		782,969	1,070,699
Foreign exchange loss/(gain)		6,093		¥ (54,377)
Change in fair value of convertible senior notes loss/(gain)		(323,474)		84,669
Change in the instrument-specific credit risk		(421)	(70,732)
Conversion of convertible senior notes		¥ (465,167)	(247,290)
Balance at December 31,			¥ 782,969	¥ 1,070,699